Annual Total Returns- Vanguard Institutional Intermediate-Term Bond Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.63%	3.71%	(0.86%)	3.66%	1.42%	2.01%	2.00%	0.87%	6.44%	6.16%